MINERAL PROPERTIES (Narrative) (Details) $ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended				93 Months Ended
	Mar. 05, 2021 USD ($)	Feb. 24, 2021 USD ($)	Sep. 17, 2021 CAD ($)	Aug. 25, 2021 CAD ($) shares	Aug. 20, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 14, 2022 shares	Oct. 10, 2021 USD ($)	Aug. 01, 2021 USD ($)	Dec. 03, 2019 USD ($)	Aug. 22, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Accrued liability					$ 1,000
Proceeds from water rights forfeited					1,910
Number of shares issued | shares							5,885,000	500,000		500,000
Desert Pearl and Desert Hills Dairy, LLC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price of certain water rights		$ 2,910
Macarthur And Yerington Properties, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest							100.00%
Macarthur And Yerington Properties, Nevada [Member] | Desert Pearl and Desert Hills Dairy, LLC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of certain water rights	$ 1,000
Accrued liability					1,000
Proceeds from water rights forfeited					$ 1,910
Bear, Wassuk, And Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest							100.00%
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest							100.00%
Purchase of exploration and evaluation assets							$ 193			$ 5,029
Net smelter return royalty							2.00%
Potential net smelter return royalty in exchange for consideration							1.00%
Consideration required for decreased net smelter return royalty							$ 1,250
Option agreement, obligated cash payments							$ 5,673
Bear, Nevada [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments											$ 50	$ 201	$ 193
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest							100.00%
Net smelter return royalty							3.00%
Potential net smelter return royalty in exchange for consideration							2.00%
Consideration required for decreased net smelter return royalty							$ 1,500
Option agreement, obligated cash payments							1,405								$ 125	$ 125
Option agreement, obligated work commitment							$ 50
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest							90.00%
Mineral property, option interest							90.00%
Purchase of exploration and evaluation assets							$ 2,688
Option agreement, obligated cash payments							3,000
Work commitment incurred							160
Option agreement, obligated exploration expenditure							166
Option agreement, obligated exploration expenditure, over five years							5,000
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest																	100.00%	100.00%
Purchase of exploration and evaluation assets								$ 80	$ 20
Net smelter return royalty																	2.00%	2.50%
Potential net smelter return royalty in exchange for consideration																	1.00%	1.00%
Consideration required for decreased net smelter return royalty																	$ 10,000	$ 1,000
Option agreement, obligated cash payments							$ 100
Option agreement, obligated exploration expenditure, over five years																	$ 250	$ 600
Additional potential net smelter return royalty in exchange for additional consideration																		0.50%
Additional consideration for additional potential net smelter return royalty																		$ 5,000
Butte Valley [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments												$ 250	$ 150
Chaco Bear And Ashton Properties, British Columbia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest				100.00%
Exploration expenditures						$ 200
Chaco Bear Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets				$ 1,500
Net smelter return royalty			2.50%
Potential net smelter return royalty in exchange for consideration			1.00%
Consideration required for decreased net smelter return royalty			$ 6,000
Number of shares issued | shares				8,000,000
Exploration expenditures				$ 150
Advance royalty payments				250
Buy-down of NSR percentage			1.00%
Amount of remaining NSR Purchase			$ 12,000
Ashton Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of exploration and evaluation assets				1,000
Potential net smelter return royalty in exchange for consideration			1.00%
Consideration required for decreased net smelter return royalty			$ 3,000
Exploration expenditures				50
Advance royalty payments				$ 150
Buy-down of NSR percentage			1.00%
Amount of remaining NSR Purchase			$ 6,000
Blue Copper [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest							100.00%
Mineral property, option interest							100.00%
Net smelter return royalty							2.00%
Potential net smelter return royalty in exchange for consideration							1.00%
Consideration required for decreased net smelter return royalty							$ 1,500
Number of shares issued | shares							1,500,000
Blue Copper [Member] | Subsequent event [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued | shares														1,500,000
Blue Copper [Member] | Four O Six Mining And Exploration Llc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty							2.00%
Potential net smelter return royalty in exchange for consideration							1.00%
Consideration required for decreased net smelter return royalty							$ 600